GS Mortgage-Backed Securities Trust ABS-15G

Exhibit 99.2 - Schedule 3

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXXX	282755			Closed	2025-07-10 01:26	2025-07-21 03:52	Resolved	1 - Information	C	A	Credit	Eligibility	Ineligible Housing History per program guidelines	Resolved-Proof for 12 Months of Primary Mortgage payment uploaded, Housing history meets guideline requirement, Verified - Resolved - Due Diligence Vendor-07/21/2025 Ready for Review-Document Uploaded. 12 months payments - Seller-07/18/2025 Open-Housing History Does Not Meet Guideline Requirements Per the guideline on page 33, the borrower is required to have a 12 month housing history. Provide proof of 12 months housing payments for primary residence as it is not in file. - Due Diligence Vendor-07/10/2025	Ready for Review-Document Uploaded. 12 months payments - Seller-07/18/2025	Resolved-Proof for 12 Months of Primary Mortgage payment uploaded, Housing history meets guideline requirement, Verified - Resolved - Due Diligence Vendor-07/21/2025	XXXX			GA	Investment	Purchase	NA	4761434	N/A	N/A
XXXX	282755			Closed	2025-07-10 02:01	2025-07-14 12:35	Resolved	1 - Information	C	A	Credit	Borrower	Discrepancy between 1008 Page Qualifying FICO and actual Qualifying FICO	Resolved-confirmed mid score - resolved - Due Diligence Vendor-07/14/2025 Open-Qualifying FICO on the 1008 Page is '675' or blank, but the Qualifying FICO from the Credit Liabilities Page is '694' or blank. Qualifying FICO entries do not match. Please confirm the correct Qualifying FICO value. Per recent credit report on page #179, borrower FICOs are 732 (XXXX), 662 (XXXX), 694 (XXXX). Hence, lowest mid score of 694 used for qualification. However, 1008 shows FICO as 675 based on older credit report on page # 170. - Due Diligence Vendor-07/10/2025		Resolved-confirmed mid score - resolved - Due Diligence Vendor-07/14/2025				GA	Investment	Purchase	NA	4761542	N/A	N/A
XXXX	282755	Closed	2025-07-10 01:30	2025-07-14 01:37	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Loan Collateral Advisor with CU score less than 2.5 provided, Verified & entered in system - Resolved
 - Due Diligence Vendor-07/14/2025

Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-07/14/2025

Ready for Review-Document Uploaded. Freddie SSR - Seller-07/11/2025

														Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than 2.5 The loan requires a secondary valuation or a UCDP report with a 2.5 or less from CU or LCA. - Due Diligence Vendor-07/10/2025	Ready for Review-Document Uploaded. Freddie SSR - Seller-07/11/2025	Resolved-Loan Collateral Advisor with CU score less than 2.5 provided, Verified & entered in system - Resolved - Due Diligence Vendor-07/14/2025 Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-07/14/2025	XXXX			GA	Investment	Purchase	NA	4761452	N/A	N/A
XXXX	282755			Closed	2025-07-10 01:04	2025-07-14 01:37	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Incomplete	Resolved-Updated Final 1003 Document with corrected signature date uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-07/14/2025 Resolved-The Final 1003 is Present - Due Diligence Vendor-07/14/2025 Ready for Review-Document Uploaded. Final 1003 corrected for clerical error - Seller-07/11/2025 Open-The Final 1003 is Incomplete Borrower sign date on final 1003 page #788 is XXXX. Provide updated final 1003 with correct sign date. - Due Diligence Vendor-07/10/2025	Ready for Review-Document Uploaded. Final 1003 corrected for clerical error - Seller-07/11/2025	Resolved-Updated Final 1003 Document with corrected signature date uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-07/14/2025 Resolved-The Final 1003 is Present - Due Diligence Vendor-07/14/2025	XXXX			GA	Investment	Purchase	NA	4761354	N/A	N/A
XXXX	282756	Closed	2025-07-18 06:39	2025-08-04 15:28	Resolved	1 - Information	C	A	Credit	Credit	Escrow information insufficient or has discrepancy	Resolved-provided updated statement - Due Diligence Vendor-08/04/2025
Ready for Review-UW Response: This is another one where the taxes didn’t go out right on the first payment letter. The borrower still qualifies. It does not affect the loan. Can we see about waiving this condition since the servicer can technically adjust the escrow acct and payment at anytime - Seller-08/04/2025
														Open-Final HUD-1/Settlement Statement, Initial Escrow Disclosure and payment letter reflect monthly tax amount as $XXXX or $XXXX. Tax Cert provided reflects Annual Tax amount of $XXXX or $XXXX per month. - Due Diligence Vendor-07/18/2025	Ready for Review-UW Response: This is another one where the taxes didn’t go out right on the first payment letter. The borrower still qualifies. It does not affect the loan. Can we see about waiving this condition since the servicer can technically adjust the escrow acct and payment at anytime - Seller-08/04/2025	Resolved-provided updated statement - Due Diligence Vendor-08/04/2025				FL	Investment	Refinance	Cash Out - Other	4864894	N/A	N/A
XXXX	282756			Closed	2025-07-12 04:06	2025-07-18 06:40	Resolved	1 - Information	D	A	Credit	Missing Doc	Evidence of Property Tax Missing	Resolved-Tax Cert provided. Verifies incorrect amount used in escrow calculation. - Due Diligence Vendor-07/18/2025 Ready for Review-Document Uploaded. Tax Cert - Seller-07/16/2025 Open-Missing Evidence of Property Tax As per tax cer page 353 & DSCR worksheet page 185, Monthly tax was $XXXX (Annually $XXXX) but All closing docs reflects monthly tax is $XXXX. - Due Diligence Vendor-07/12/2025	Ready for Review-Document Uploaded. Tax Cert - Seller-07/16/2025	Resolved-Tax Cert provided. Verifies incorrect amount used in escrow calculation. - Due Diligence Vendor-07/18/2025	XXXX			FL	Investment	Refinance	Cash Out - Other	4795954	N/A	N/A
XXXX	282756			Closed	2025-07-11 22:50	2025-07-17 04:34	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-07/17/2025 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-07/17/2025 Ready for Review-Document Uploaded. Cleared Alerts - Seller-07/16/2025 Open-Fraud Report Shows Uncleared Alerts Fraud report shows uncleared findings on high category - Due Diligence Vendor-07/12/2025	Ready for Review-Document Uploaded. Cleared Alerts - Seller-07/16/2025	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-07/17/2025 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-07/17/2025	XXXX			FL	Investment	Refinance	Cash Out - Other	4795786	N/A	N/A
XXXX	282756			Closed	2025-07-11 22:22	2025-07-16 02:27	Resolved	1 - Information	D	A	Compliance	Missing Doc	Missing Prepayment Rider	Resolved-Prepayment Rider uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-07/16/2025 Ready for Review-Document Uploaded. Prepay Rider - Seller-07/15/2025 Open-Prepayment rider is missing in the file - Due Diligence Vendor-07/12/2025	Ready for Review-Document Uploaded. Prepay Rider - Seller-07/15/2025	Resolved-Prepayment Rider uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-07/16/2025	XXXX			FL	Investment	Refinance	Cash Out - Other	4795748	N/A	N/A
XXXX	282757	Closed	2025-07-11 09:18	2025-08-15 12:49	Resolved	1 - Information	D	A	Compliance	Missing Doc	TRID: Missing Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-08/15/2025
Resolved-TRID: Final Closing Disclosure Provided, as well as the explanation of events. - Due Diligence Vendor-07/21/2025
Ready for Review-Document Uploaded. Attached email from the Closing Agent explaining why the CD was signed and dated after the rest of the closing package from XXXX closing. Also attached is a copy of the CD sent within the Closing package (date prepared reflects XXXX on page 2), showing the figures match the Final Signed CD that was signed after closing on XXXX, the first CD was just missed in signing at closing table on XXXX.
 - Seller-07/18/2025
Counter-The Note date was XXXX And, per the Notary date on the Deed of Trust, Closing actually was on the same day.  The Final CD missing is from that date:  XXXX.  The CD that was provided is from after Closing, on XXXX. - Due Diligence Vendor-07/16/2025
Ready for Review-Document Uploaded. Final CD - Seller-07/15/2025
														Open-TRID: Missing Final Closing Disclosure Provide final closing disclosure as it is missing from file. - Due Diligence Vendor-07/11/2025	Ready for Review-Document Uploaded. Attached email from the Closing Agent explaining why the CD was signed and dated after the rest of the closing package from XXXX closing. Also attached is a copy of the CD sent within the Closing package (date prepared reflects XXXX on page 2), showing the figures match the Final Signed CD that was signed after closing on XXXX, the first CD was just missed in signing at closing table on XXXX. - Seller-07/18/2025 Ready for Review-Document Uploaded. Final CD - Seller-07/15/2025	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-08/15/2025 Resolved-TRID: Final Closing Disclosure Provided, as well as the explanation of events. - Due Diligence Vendor-07/21/2025	XXXX			UT	Primary Residence	Refinance	Cash Out - Other	4786365	N/A	N/A
XXXX	282757	Closed	2025-07-11 09:05	2025-08-15 12:13	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-08/15/2025
Resolved-FNMA UCDP/SSR from XXXX (PreClose) was received with a CU score of 1.6. Accepted.  System updated & Resolved. - Due Diligence Vendor-07/28/2025
Ready for Review-Document Uploaded. SSRs - Seller-07/25/2025
Counter-The date of the provided Fannie SSR is XXXX, which is after the Note Date.  Unable to accept any CU score Post-Close.  If a XXXX or XXXX is not available from before closing, an Appraisal Desk Review will be needed. - Due Diligence Vendor-07/23/2025
Ready for Review-Document Uploaded. Fannie SSR - Seller-07/22/2025
														Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than 2.5 • Secondary Valuation or Additional Valuation for securitization purposes is missing. File needs a FNMA or FHLMC UCDP/SSR report with a score less than 2.5, or the file needs an Appraisal Desk Review. - Due Diligence Vendor-07/11/2025	Ready for Review-Document Uploaded. SSRs - Seller-07/25/2025 Ready for Review-Document Uploaded. XXXX - Seller-07/22/2025	Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-08/15/2025 Resolved-FNMA UCDP/SSR from XXXX (PreClose) was received with a CU score of 1.6. Accepted. System updated & Resolved. - Due Diligence Vendor-07/28/2025	XXXX			UT	Primary Residence	Refinance	Cash Out - Other	4785777	N/A	N/A
XXXX	282757	Closed	2025-07-15 11:55	2025-08-15 12:13	Resolved	1 - Information	D	A	Compliance	Missing Doc	PUD Rider is Missing	Resolved-The PUD Rider was provided. System updated. - Due Diligence Vendor-08/15/2025
Ready for Review-Document Uploaded. PUD Rider - Seller-08/15/2025
Counter-The Appraisal now identifies the Property as a PUD.  A corrected & Recorded Deed of Trust with a PUD Rider will be required, as well as an updated 1008 to signify this as a PUD. - Due Diligence Vendor-07/23/2025
Ready for Review-Document Uploaded. Updated Appraisal - Seller-07/22/2025
														Open-• Per the 1004 Appraisal (page 3 of 6): "The subject and the comparables are located in XXXX which is the most exclusive subdivision in XXXX County. It is a gated community with many amenities including a pool, sport courts, clubhouse and common areas." However, the Appraisal is not listed as a PUD, but the appraiser's commentary seems contradictory. File needs either (1) Evidence from the Appraiser why this is NOT a PUD, or (2) corrections to the file including a PUD Rider to the mortgage. - Due Diligence Vendor-07/15/2025	Ready for Review-Document Uploaded. PUD Rider - Seller-08/15/2025 Ready for Review-Document Uploaded. Updated Appraisal - Seller-07/22/2025	Resolved-The PUD Rider was provided. System updated. - Due Diligence Vendor-08/15/2025	XXXX			UT	Primary Residence	Refinance	Cash Out - Other	4824677	N/A	N/A
XXXX	282757	Closed	2025-07-15 09:21	2025-08-01 12:35	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Corrected 1003 received. - Due Diligence Vendor-08/01/2025
Ready for Review-Document Uploaded. 1003 - HOA for $XXXX is included for the REO property - Seller-08/01/2025
Counter-Master Insurance received showing "Walls-In" coverage, so HO6 Condo insurance is not required.  However, the property is still a Condo.  The amount of HOA is still missing. - Due Diligence Vendor-07/30/2025
Ready for Review-Document Uploaded. Master insurance with updated 1008 - Seller-07/30/2025
Counter-Property Detail Report received showing 2024 taxes of $XXXX ($XXXX monthly).  However, the full qualifying property expense was $646.44.  The property report shows this as a Condominium.  Therefore, Insurance and HOA is still missing from this property (XXXX XXXX, UT) to equal the full $XXXX in monthly expense. - Due Diligence Vendor-07/21/2025
Ready for Review-Document Uploaded. Taxes - Seller-07/18/2025
														Open-• Per the Final 1003 (section 3e.), the REO property ad XXXX XXXX does not have a mortgage. However, evidence of the Taxes/Insurance/HOA for this property are missing to validate the $XXXX expense stated on the 1003. - Due Diligence Vendor-07/15/2025	Ready for Review-Document Uploaded. 1003 - HOA for $XXXX is included for the REO property - Seller-08/01/2025 Ready for Review-Document Uploaded. Master insurance with updated 1008 - Seller-07/30/2025 Ready for Review-Document Uploaded. Taxes - Seller-07/18/2025	Resolved-Corrected 1003 received. - Due Diligence Vendor-08/01/2025	XXXX			UT	Primary Residence	Refinance	Cash Out - Other	4820438	N/A	N/A
XXXX	282757	Closed	2025-07-15 10:35	2025-07-29 12:19	Resolved	1 - Information	C	A	Credit	Credit	Missing proof of debt payoff(s)	Resolved-Corrected 1008 received. Lender's new DTI of 15.6500% is with 0.6360% of the audit's 16.2860% DTI. Within tolerance. Resolved. - Due Diligence Vendor-07/29/2025
Ready for Review-Document Uploaded. Updated 1008 - Seller-07/29/2025
Counter-Per the Paid in Full letter, XXXX Acct #XXXX was paid off on XXXX. However, per the updated 1008, a new Subordinate Lien payment of $XXXX was added to the housing expense.  But the updated 1003 shows that this account #XXXX is the XXXX account that was paid off.  Unable to determine if the account was full paid off fully and should be $0, or if a payment/lien still remains.  This is important as it affects the lien position of this subject mortgage. - Due Diligence Vendor-07/21/2025
Ready for Review-Document Uploaded. Paid in Full letter from XXXX - Seller-07/18/2025
														Open-• There are two Title Commitments in file dated XXXX, there is a mortgage lien to XXXX for $XXXX dated XXXX (item #18) on one of them, but no reference to it on the other. Per the Credit Report dated XXXX, there is a HELOC in that amount still open. The Final CD and PCCDs do not show any payoff. If this mortgage lien was paid & closed prior to the subject transaction closing, evidence of the loan payoff to validate it is missing from the file. - Due Diligence Vendor-07/15/2025	Ready for Review-Document Uploaded. Updated 1008 - Seller-07/29/2025 Ready for Review-Document Uploaded. Paid in Full letter from XXXX - Seller-07/18/2025	Resolved-Corrected 1008 received. Lender's new DTI of 15.6500% is with 0.6360% of the audit's 16.2860% DTI. Within tolerance. Resolved. - Due Diligence Vendor-07/29/2025	XXXX			UT	Primary Residence	Refinance	Cash Out - Other	4822983	N/A	N/A
XXXX	282757	Closed	2025-07-11 11:58	2025-07-29 12:19	Resolved	1 - Information	C	A	Credit	Credit	DTI discrepancy or failure.	Resolved-Corrected 1008 received. Lender's new DTI of 15.6500% is with 0.6360% of the audit's 16.2860% DTI. Within tolerance. Resolved. - Due Diligence Vendor-07/29/2025
Ready for Review-Document Uploaded. Updated 1008 - Seller-07/29/2025
Counter-If the account was paid off, the 1008 still shows a $1,318 payment as a 2nd lien. - Due Diligence Vendor-07/23/2025
Ready for Review-Document Uploaded. 1003 - Seller-07/22/2025
Counter-Per the Paid in Full letter, XXXX Acct #XXXX was paid off on XXXX. However, per the updated 1008, a new Subordinate Lien payment of $XXXX was added to the housing expense.  But the updated 1003 shows that this account #XXXX is the XXXX account that was paid off.  Unable to determine if the account was full paid off fully and should be $0, or if a payment/lien still remains.  This is important as it affects the lien position of this subject mortgage. - Due Diligence Vendor-07/21/2025
Ready for Review-Document Uploaded. Updated 1003/1008 with Paid in Full letter from XXXX - Seller-07/18/2025
														Open-• The credit expenses on the Final 1003 and 1008 do not match the Initial Credit Report dated 5/22/2025. Some accounts appear to have been captured twice, and the file is pending clarification of the XXXX account (HELOC with $XXXX payment, $XXXX balance, and $XXXX credit limit) as a lien associated with this subject property. - Due Diligence Vendor-07/11/2025	Ready for Review-Document Uploaded. Updated 1008 - Seller-07/29/2025 Ready for Review-Document Uploaded. 1003 - Seller-07/22/2025 Ready for Review-Document Uploaded. Updated 1003/1008 with Paid in Full letter from XXXX - Seller-07/18/2025	Resolved-Corrected 1008 received. Lender's new DTI of 15.6500% is with 0.6360% of the audit's 16.2860% DTI. Within tolerance. Resolved. - Due Diligence Vendor-07/29/2025	XXXX			UT	Primary Residence	Refinance	Cash Out - Other	4789716	N/A	N/A
XXXX	282757	Closed	2025-07-15 11:52	2025-07-23 06:55	Resolved	1 - Information	C	A	Property	Property	No HOA fees on appraisal and property identified as a PUD	Resolved-Corrected Appraisal received, now identified by the Appraiser as a PUD. - Due Diligence Vendor-07/23/2025
Ready for Review-Document Uploaded. Updated Appraisal - Seller-07/22/2025
														Open-• Per the 1004 Appraisal (page 3 of 6): "The subject and the comparables are located in XXXX which is the most exclusive subdivision in XXXX County. It is a gated community with many amenities including a pool, sport courts, clubhouse and common areas." However, the Appraisal is not listed as a PUD, and no HOA fees are listed, although $XXXX in monthly HOA was used for qualifying. - Due Diligence Vendor-07/15/2025	Ready for Review-Document Uploaded. Updated Appraisal - Seller-07/22/2025	Resolved-Corrected Appraisal received, now identified by the Appraiser as a PUD. - Due Diligence Vendor-07/23/2025	XXXX			UT	Primary Residence	Refinance	Cash Out - Other	4824580	N/A	N/A
XXXX	282757	Closed	2025-07-15 11:53	2025-07-18 12:22	Resolved	1 - Information	C	A	Credit	Doc Issue	HOA Fee Difference	Resolved-Evidence of HOA dues received/ - Due Diligence Vendor-07/18/2025
Ready for Review-Document Uploaded. HOA Letter - Seller-07/18/2025
														Open-HOA Fee difference exsits between validated HOA and documents • Per the 1004 Appraisal (page 3 of 6): "The subject and the comparables are located in XXXX which is the most exclusive subdivision in XXXX County. It is a gated community with many amenities including a pool, sport courts, clubhouse and common areas." However, the Appraisal is not listed as a PUD, and no HOA fees are listed, although $XXXX in monthly HOA was used for qualifying. File is missing evidence of the $XXXX in HOA dues used for qualifying. - Due Diligence Vendor-07/15/2025	Ready for Review-Document Uploaded. HOA Letter - Seller-07/18/2025	Resolved-Evidence of HOA dues received/ - Due Diligence Vendor-07/18/2025	XXXX			UT	Primary Residence	Refinance	Cash Out - Other	4824626	N/A	N/A
XXXX	282757			Closed	2025-07-11 11:34	2025-07-18 12:21	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Business Narrative	Resolved-Business Narrative received. - Due Diligence Vendor-07/18/2025 Ready for Review-Document Uploaded. Narrative (Misc-Income) - Seller-07/18/2025 Open-Provide business narrative to determine nature of business, number of employees, and ownership percentage. - Due Diligence Vendor-07/11/2025	Ready for Review-Document Uploaded. Narrative (Misc-Income) - Seller-07/18/2025	Resolved-Business Narrative received. - Due Diligence Vendor-07/18/2025	XXXX			UT	Primary Residence	Refinance	Cash Out - Other	4789252	N/A	N/A
XXXX	282757			Closed	2025-07-11 09:15	2025-07-18 12:20	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have been cleared. - Due Diligence Vendor-07/18/2025 Ready for Review-Document Uploaded. Cleared Alerts - Seller-07/18/2025 Open-Fraud Report Shows Uncleared Alerts • The XXXX Alerts Summary document shows a total of 5 High alerts, only 4 of which were cleared. Please provide the documentation that shows all alerts were reviewed & cleared. - Due Diligence Vendor-07/11/2025	Ready for Review-Document Uploaded. Cleared Alerts - Seller-07/18/2025	Resolved-All Fraud Report Alerts have been cleared. - Due Diligence Vendor-07/18/2025	XXXX			UT	Primary Residence	Refinance	Cash Out - Other	4785964	N/A	N/A
XXXX	282758	Closed	2025-07-15 05:04	2025-08-04 13:19	Resolved	1 - Information	C	A	Credit	Credit	DTI discrepancy or failure.	Resolved-received updated info - DTI with tolerance - Due Diligence Vendor-08/04/2025
Ready for Review-Document Uploaded. UW response: The DTI went up due to the UW re-calculating income which is attached. Income did go down.  - Seller-07/31/2025
Counter-audited DTI is 36.52% and updated 1008 now has 40.40% - Due Diligence Vendor-07/29/2025
Ready for Review-Document Uploaded. Income Calc and updated 1003/1008 - Seller-07/25/2025
														Open-DTI discrepancy on the loan, as per the DTI calculations our calculated DTI is 34.97% and Lender DTI is 37.77% Variance is 2.80% due to that Difference in Qualifying income. Calculated income is $XXXX Based on Bank statements from XXXX to XXXX. where as Lender income is $71,314 Based on Bank statements from XXXX to XXXX. - Due Diligence Vendor-07/15/2025	Ready for Review-Document Uploaded. UW response: The DTI went up due to the UW re-calculating income which is attached. Income did go down. - Seller-07/31/2025 Ready for Review-Document Uploaded. Income Calc and updated 1003/1008 - Seller-07/25/2025	Resolved-received updated info - DTI with tolerance - Due Diligence Vendor-08/04/2025	XXXX			NV	Primary Residence	Purchase	NA	4816401	N/A	N/A
XXXX	282758	Closed	2025-07-14 20:19	2025-07-17 04:37	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Loan Collateral Advisor with CU score less than 2.5 provided, Verified & entered in system - Resolved
 - Due Diligence Vendor-07/17/2025

Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-07/17/2025

Ready for Review-Document Uploaded. Freddie SSR - Seller-07/16/2025

														Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than 2.5 • Secondary Valuation or Additional Valuation for securitization purposes is missing. File needs a FNMA or FHLMC UCDP/SSR report with a score less than 2.5, or the file needs an Appraisal Desk Review. - Due Diligence Vendor-07/15/2025	Ready for Review-Document Uploaded. Freddie SSR - Seller-07/16/2025	Resolved-Loan Collateral Advisor with CU score less than 2.5 provided, Verified & entered in system - Resolved - Due Diligence Vendor-07/17/2025 Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-07/17/2025	XXXX			NV	Primary Residence	Purchase	NA	4814048	N/A	N/A
XXXX	282759			Closed	2025-07-12 05:55	2025-08-05 06:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-08/05/2025 Ready for Review-Document Uploaded. Updated Insurance - Seller-08/04/2025 Open-Hazard Insurance Policy Partially Provided. Hazard Insurance Policy on page#291 Policy Number missing on file. - Due Diligence Vendor-07/12/2025	Ready for Review-Document Uploaded. Updated Insurance - Seller-08/04/2025	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-08/05/2025	XXXX			CO	Investment	Refinance	No Cash Out - Borrower Initiated	4796141	N/A	N/A
XXXX	282759	Closed	2025-07-12 04:44	2025-07-18 00:06	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Final Title Policy uploaded, Title Coverage Amount of $175000 is equal to Total Amount of Subject Lien(s), Verified - Resolved - Due Diligence Vendor-07/18/2025
Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/18/2025
Ready for Review-Document Uploaded. Title Policy - Seller-07/17/2025
														Open-Title Coverage Amount of $XXXX is Less than Loan Amount The file is missing the title coverage in the amount of $XXXX for the subject loan. The preliminary title in file on page#477 reflects $XXXX. - Due Diligence Vendor-07/12/2025	Ready for Review-Document Uploaded. Title Policy - Seller-07/17/2025	Resolved-Final Title Policy uploaded, Title Coverage Amount of $XXXX is equal to Total Amount of Subject Lien(s), Verified - Resolved - Due Diligence Vendor-07/18/2025 Resolved-Title Coverage Amount of $XXXX is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-07/18/2025	XXXX			CO	Investment	Refinance	No Cash Out - Borrower Initiated	4796011	N/A	N/A
XXXX	282759			Closed	2025-07-12 07:13	2025-07-17 08:07	Resolved	1 - Information	D	A	Compliance	Missing Doc	Final HUD-1 or Final Settlement Statement Document is Missing	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-07/17/2025 Ready for Review-Document Uploaded. Final HUD1 signed by all parties - Seller-07/16/2025 Open-Final HUD-1 Document is Missing. Provide the updated FINAL HUD- Document with Settlement Agent Signature. - Due Diligence Vendor-07/12/2025	Ready for Review-Document Uploaded. Final HUD1 signed by all parties - Seller-07/16/2025	Resolved-Final HUD-1 Document is Present or Not Applicable - Due Diligence Vendor-07/17/2025	XXXX			CO	Investment	Refinance	No Cash Out - Borrower Initiated	4796224	N/A	N/A
XXXX	282760	Closed	2025-07-13 08:43	2025-07-22 13:34	Resolved	1 - Information	C	A	Compliance	Fees:Limited	Texas - Maximum Fees Allowed	Resolved-test - Due Diligence Vendor-07/22/2025
Resolved- - Due Diligence Vendor-07/22/2025
Open- - Due Diligence Vendor-07/22/2025
Open- - Due Diligence Vendor-07/21/2025
Resolved- - Due Diligence Vendor-07/21/2025
Open- - Due Diligence Vendor-07/21/2025
Open- - Due Diligence Vendor-07/18/2025
Open- - Due Diligence Vendor-07/18/2025
Open- - Due Diligence Vendor-07/18/2025
Ready for Review-Document Uploaded. Compliance Response:  We have a XXXX pass on our side, please see attached and below.   There is a Lender Credit for -$XXXX that our XXXX test took under consideration, however, it doesn’t appear that the XXXX XXXX results do.
Please see our XXXX findings and advise that if XXXX adds our lender credit in, they will be under the 2% max
 - Seller-07/16/2025
Open- - Due Diligence Vendor-07/16/2025
Open- - Due Diligence Vendor-07/16/2025
Open- - Due Diligence Vendor-07/13/2025
Open-The Texas Constitution prohibits fees from exceeding 2% of the principal balance on a non-purchase money loan. (Tex. Const. Art. 16 Sec. 50(a)(6)(E); 7 TX ADC Sec. 153.5) - Due Diligence Vendor-07/13/2025
														Open- - Due Diligence Vendor-07/13/2025	Ready for Review-Document Uploaded. Compliance Response: We have a XXXX pass on our side, please see attached and below. There is a Lender Credit for -$XXXX that our XXXX test took under consideration, however, it doesn’t appear that the XXXX XXXX results do. Please see our XXXX findings and advise that if XXXX adds our lender credit in, they will be under the 2% max - Seller-07/16/2025	Resolved-test - Due Diligence Vendor-07/22/2025	XXXX			TX	Primary Residence	Refinance	Cash Out - Other	4798326	N/A	N/A
XXXX	282760	Closed	2025-07-13 08:43	2025-07-22 13:34	Resolved	1 - Information	C	A	Compliance	Enterprise:FeeLimits	ER - Texas Constitution 2% Fee Limit	Resolved-test - Due Diligence Vendor-07/22/2025
Resolved- - Due Diligence Vendor-07/22/2025
Open- - Due Diligence Vendor-07/22/2025
Open- - Due Diligence Vendor-07/21/2025
Resolved- - Due Diligence Vendor-07/21/2025
Open- - Due Diligence Vendor-07/21/2025
Open- - Due Diligence Vendor-07/18/2025
Open- - Due Diligence Vendor-07/18/2025
Open- - Due Diligence Vendor-07/18/2025
Ready for Review-Document Uploaded. Compliance Response:  We have a XXXX pass on our side, please see attached and below.   There is a Lender Credit for -$XXXX that our XXXX test took under consideration, however, it doesn’t appear that the XXXX XXXX results do.
Please see our XXXX findings and advise that if XXXX adds our lender credit in, they will be under the 2% max
 - Seller-07/16/2025
Open- - Due Diligence Vendor-07/16/2025
Open- - Due Diligence Vendor-07/16/2025
Open- - Due Diligence Vendor-07/13/2025
Open-The Texas Constitution prohibits fees from exceeding 2% of the principal balance on a non-purchase money loan. (Tex. Const. Art. 16 Sec. 50(a)(6)(E); 7 TX ADC Sec. 153.5) - Due Diligence Vendor-07/13/2025
														Open- - Due Diligence Vendor-07/13/2025	Ready for Review-Document Uploaded. Compliance Response: We have a XXXX pass on our side, please see attached and below. There is a Lender Credit for -$XXXX that our XXXX test took under consideration, however, it doesn’t appear that the XXXX XXXX results do. Please see our XXXX findings and advise that if XXXX adds our lender credit in, they will be under the 2% max - Seller-07/16/2025	Resolved-test - Due Diligence Vendor-07/22/2025	XXXX			TX	Primary Residence	Refinance	Cash Out - Other	4798327	N/A	N/A
XXXX	282760			Closed	2025-07-13 07:27	2025-07-18 00:31	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-07/18/2025 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-07/18/2025 Ready for Review-Document Uploaded. Cleared Alerts - Seller-07/17/2025 Open-Fraud Report Shows Uncleared Alerts Per the guideline on page#32 a clear fraud report is required. The fraud report in file pg#395 is showing a High alert. The required cleared report is missing. - Due Diligence Vendor-07/13/2025	Ready for Review-Document Uploaded. Cleared Alerts - Seller-07/17/2025	Resolved-Updated Fraud Report with cleared alerts uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-07/18/2025 Resolved-All Fraud Report Alerts have been cleared or None Exist - Due Diligence Vendor-07/18/2025	XXXX			TX	Primary Residence	Refinance	Cash Out - Other	4798195	N/A	N/A
XXXX	282760	Closed	2025-07-22 13:33	2025-07-23 08:31	Resolved	1 - Information	A	A	Compliance	TRID Tolerance	Lender Credits That Cannot Decrease Test (50001262)	Open- - Due Diligence Vendor-07/23/2025

Resolved-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($7,181.52). The Last CD shows a total lender credit amount of ($0.00). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - Due Diligence Vendor-07/22/2025

Open- - Due Diligence Vendor-07/22/2025	Resolved-The baseline amount of non-specific (lump sum) lender credits and specific lender credits disclosed is ($7,181.52). The Last CD shows a total lender credit amount of ($0.00). The following fees "lender credits" have decreased below their baseline amounts (General Lender Credit). Non-specific lender credits are generalized payments that do not pay for a particular fee. Specific lender credits are specific payments to pay for a specific fee. The total amount of non-specific and specific lender credits cannot decrease unless a new disclosure is provided and there is a valid changed circumstance associated with the re-disclosure, or the creditor provides an additional credit for the increase in Closing Costs above the legal limit. (12 CFR 1026.19(e)(3)(i) and comments 19(e)(3)(i)-5 and -6; 12 CFR 1026.19(f)(2)(v); 12 CFR 1026.37(g)(6); 12 CFR 1026.38(h)). - Due Diligence Vendor-07/22/2025

																				TX	Primary Residence	Refinance	Cash Out - Other	4909486	N/A	N/A
XXXX	282761			Closed	2025-07-21 21:41	2025-07-23 09:06	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Missing	Resolved-Updated Final 1003 uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-07/23/2025 Resolved-The Final 1003 is Present - Due Diligence Vendor-07/23/2025 Ready for Review-Document Uploaded. Final 1003 - Seller-07/22/2025 Open-The Final 1003 is Missing Provide final 1003 as it is missing from file. - Due Diligence Vendor-07/22/2025	Ready for Review-Document Uploaded. Final 1003 - Seller-07/22/2025	Resolved-Updated Final 1003 uploaded, Verified & entered in system - Resolved - Due Diligence Vendor-07/23/2025 Resolved-The Final 1003 is Present - Due Diligence Vendor-07/23/2025	XXXX			OH	Primary Residence	Purchase	NA	4898333	N/A	N/A
XXXX	282761			Closed	2025-07-21 22:15	2025-07-23 04:12	Resolved	1 - Information	D	A	Property	Missing Doc	Second Appraisal/ Valuation is Missing	Resolved-Secondary Valuation or Additional Valuation (XXXX) provided. - Due Diligence Vendor-07/23/2025 Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-07/23/2025 Ready for Review-Document Uploaded. XXXX - Seller-07/22/2025 Open-Secondary Valuation or Additional Valuation (with acceptable variance to Primary) is missing per guideline requirements and CU Score, if present, is greater than 2.5 The loan requires a secondary valuation or a UCDP report with a 2.5 or less from CU and/or LCA. - Due Diligence Vendor-07/22/2025	Ready for Review-Document Uploaded. XXXX - Seller-07/22/2025	Resolved-Secondary Valuation or Additional Valuation (XXXX) provided. - Due Diligence Vendor-07/23/2025 Resolved-Secondary Valuation or Additional Valuation is present or Not Required - Due Diligence Vendor-07/23/2025	XXXX			OH	Primary Residence	Purchase	NA	4898397	N/A	N/A
XXXX	282761	Closed	2025-07-21 23:38	2025-07-23 09:33	Resolved	1 - Information	A	A	Compliance	HigherPriced:APR	Federal - Higher Priced Mortgage Loan (HPML)(First Lien 06/13)(Conforming)	Resolved- - Due Diligence Vendor-07/23/2025

Resolved-The loan's (8.938%) APR equals or exceeds the Federal HPML threshold of (8.39%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.89%).(12 CFR 1026.35(a)(1)(i)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on page # 304 and the Final Closing disclosure on page # 182-186 reflects escrows. Rate lock on page # 322. An interior and exterior appraisal was completed for this property – see page # 33-68 and the appraisal disclosure was provided to the borrower(s)- see page # 31, 32 and confirmation the appraisal was delivered to the borrower(s) - see page # 31, 32. The loan meets HPML guidelines. - Due Diligence Vendor-07/22/2025

Open- - Due Diligence Vendor-07/22/2025

Open- - Due Diligence Vendor-07/22/2025

Open- - Due Diligence Vendor-07/22/2025	Resolved- - Due Diligence Vendor-07/23/2025

 Resolved-The loan's (8.938%) APR equals or exceeds the Federal HPML threshold of (8.39%). The threshold is determined by adding 1.5 points to the comparable average prime offer rate index on the "last date the interest rate is set before consummation." The comparable APOR for this loan is (6.89%).(12 CFR 1026.35(a)(1)(i)) This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. TRID Header Disclosure Page was entered correctly All disclosures, COC’s, Fees, and dates are entered correctly. Borrower is Escrowing,  escrow disclosures and loan information is on page # 304 and the Final Closing disclosure on page # 182-186 reflects escrows. Rate lock on page # 322. An interior and exterior appraisal was completed for this property – see page # 33-68 and the appraisal disclosure was provided to the borrower(s)- see page # 31, 32 and confirmation the appraisal was delivered to the borrower(s) - see page # 31, 32. The loan meets HPML guidelines. - Due Diligence Vendor-07/22/2025

																				OH	Primary Residence	Purchase	NA	4898622	N/A	N/A